Our people - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Employees	Dec. 31, 2017 GBP (£) Employees	Dec. 31, 2016 GBP (£) Employees
Disclosure of our people [line items]
Average number of staff | Employees	133,903	134,428	132,657
Staff numbers at the end of period | Employees	134,281	134,413	134,341
Share-based incentive plans in respect of key management personnel	£ 2.0	£ 12.3	£ 15.5
Total compensation received by key management personnel	6.2	17.8	57.5
Compensation received by key management personnel in the form of pension contributions	£ 0.4	£ 0.7	£ 0.7
Leadership Equity Acquisition Plan III [member]
Disclosure of our people [line items]
LEAP awards vesting performance period	5 years	5 years	5 years